Share Based Compensation (Details) - Schedule of Share-based Compensation Expenses - CNY (¥) ¥ in Thousands	6 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
share-based compensation expenses	¥ 1,531	¥ 2,307
Selling and Marketing Expense [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
share-based compensation expenses	8	12
General and Administrative Expense [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
share-based compensation expenses	1,508	2,273
Research and Development Expense [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
share-based compensation expenses	¥ 15	¥ 22